Stock-Based Compensation (Darden Stock Unit Activity) (Narrative) (Details) (Darden stock units, USD $) In Millions, unless otherwise specified	12 Months Ended
	May 26, 2013	May 27, 2012
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Total stock unit liability	$ 61.1	$ 50.3
Unrecognized compensation cost related to unvested stock options granted	43.0
Unrecognized compensation cost, period of recognition, in years (years)	2 years 9 months 7 days
Fair market value on grant date	13.4
Other Current Liabilities
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Current stock unit liability	19.9	11.1
Other Liabilities
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Noncurrent stock unit liability	$ 41.2	$ 39.2